Other operating income - Narrative (Details) £ in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Oct. 31, 2018 GBP (£)	Oct. 31, 2017 GBP (£)	Oct. 31, 2018 GBP (£)	Oct. 31, 2017 GBP (£)	Aug. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of operating segments [line items]
Income recognized in respect of BARDA | £	£ 2.2	£ 0.7	£ 7.5	£ 0.7
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion						$ 32
Cost sharing arrangement, additional portion					$ 12
Cost sharing arrangement, total committed amount					$ 44
BARDA | Top of range
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount						$ 62